PROSPECTUS DECEMBER 27, 2002


JPMORGAN MONEY MARKET FUNDS

MORGAN SHARES FOR ALL FUNDS AND CLASS B AND CLASS C SHARES FOR PRIME MONEY MARKET FUND

PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

CALIFORNIA TAX FREE MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Prime Money Market Fund                                     1

U.S. Government Money Market Fund                           7

Treasury Plus Money Market Fund                            11

Federal Money Market Fund                                  15

100% U.S. Treasury Securities Money Market Fund            19

Tax Free Money Market Fund                                 23

California Tax Free Money Market Fund                      27

New York Tax Free Money Market Fund                        32

The Funds' Management and Administration                   36

How Your Account Works                                     37

   Buying Fund Shares                                      37

   Selling Fund Shares                                     38

   Exchanging Fund Shares                                  39

   Distribution Arrangements                               40

   Other Information Concerning the Funds                  41

   Distributions and Taxes                                 42

Shareholder Services                                       43

What the Terms Mean                                        44

Financial Highlights                                       45

How To Reach Us                                    Back cover

     JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing

- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.** The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and life of the Fund.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B shares convert to Morgan shares after eight years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS**,(1)

1994       3.39%
1995       4.59%
1996       4.13%
1997       4.49%
1998       4.48%
1999       4.14%
2000       5.35%
2001       3.11%

BEST QUARTER 3rd quarter, 2000       1.39%
-------------------------------------------
WORST QUARTER 4th quarter, 2001      0.36%
-------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.55%.

** THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES WERE LAUNCHED ON 4/20/94, IS BASED ON THE PERFORMANCE OF PREMIER SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE THEY HAVE HIGHER EXPENSES THAN PREMIER SHARES. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1)

                                                                  LIFE OF
                                        PAST 1 YR.  PAST 5 YRS.   THE FUND
--------------------------------------------------------------------------
MORGAN SHARES*                           3.78       4.74          4.44
--------------------------------------------------------------------------
CLASS B SHARES**                        -1.89       3.97          4.18
--------------------------------------------------------------------------
CLASS C SHARES***                        2.11       4.25          4.14
--------------------------------------------------------------------------

* THE PERFORMANCE BEFORE THE MORGAN SHARES WERE LAUNCHED ON 10/1/98 IS BASED ON CLASS B SHARES OF THE FUND.
**  SEE FOOTNOTE ON PREVIOUS PAGE.
*** THE PERFORMANCE BEFORE CLASS C SHARES WERE LAUNCHED ON 5/14/98 IS BASED ON
    CLASS B SHARES OF THE FUND.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.

INVESTOR EXPENSES FOR MORGAN, CLASS B AND CLASS C SHARES
The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        MORGAN      CLASS B       CLASS C
                                        SHARES      SHARES        SHARES
-----------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN
YOU BUY SHARES, SHOWN AS % OF THE
OFFERING PRICE^                         NONE        NONE          NONE
-----------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
SHOWN AS LOWER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS            NONE        5.00%         1.00%
-----------------------------------------------------------------------------

^ THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)

                                          MORGAN       CLASS B       CLASS C
                                          SHARES       SHARES        SHARES
------------------------------------------------------------------------------
MANAGEMENT FEES                            0.10         0.10          0.10
DISTRIBUTION (RULE 12b-1) FEES             NONE         0.75          0.75
SHAREHOLDER SERVICE FEES                   0.35         0.25          0.25
OTHER EXPENSES(1)                          0.16         0.16          0.16
------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES            0.61         1.26          1.26
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)  (0.02)       (0.02)        (0.02)
------------------------------------------------------------------------------
NET EXPENSES(2)                            0.59         1.24          1.24
------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN, CLASS B AND CLASS C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59%, 1.24% AND 1.24%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, MORGAN, CLASS B AND CLASS C SHARES NET EXPENSES WERE 0.58%, 1.23%, AND 1.23%, RESPECTIVELY.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                              1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
MORGAN SHARES($)               60        193         338           760
----------------------------------------------------------------------------
CLASS B SHARES*($)            626        698         890         1,341**
----------------------------------------------------------------------------
CLASS C SHARES*($)            226        398         690         1,521
----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
CLASS B SHARES ($)             126        398         690         1,341**
----------------------------------------------------------------------------
CLASS C SHARES ($)             126        398         690         1,521
----------------------------------------------------------------------------

 *  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

** REFLECTS CONVERSION OF CLASS B SHARES TO MORGAN SHARES AT THE BEGINNING OF THE NINTH YEAR OF OWNERSHIP.

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- debt securities issued or guaranteed by the U.S. Treasury, its agencies or instrumentalities of the U.S. government, and

-  repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM
(USA).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992       3.40%
1993       2.44%
1994       3.58%
1995       5.28%
1996       4.90%
1997       5.09%
1998       5.00%
1999       4.63%
2000       5.90%
2001       3.62%

BEST QUARTER 4th quarter, 2000        1.53%
----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.52%
----------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.99%

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                              PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
----------------------------------------------------------------------
MORGAN SHARES                 3.62        4.84          4.38
----------------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE MORGAN SHARES WERE LAUNCHED ON 12/31/92 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF MORGAN SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE MORGAN SHARES HAVE HIGHER EXPENSES THAN PREMIER SHARES.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

MANAGEMENT FEES                                                 0.10
DISTRIBUTION (RULE 12b-1) FEES                                  0.10
SHAREHOLDER SERVICE FEES                                        0.35
OTHER EXPENSES(1)                                               0.13
----------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                 0.68
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                       (0.09)
----------------------------------------------------------------------
NET EXPENSES(2)                                                 0.59
----------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         208         370         838
----------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S Treasury, including Treasury bills, bonds and notes, and

-  repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995       5.43%
1996       4.90%
1997       4.99%
1998       4.89%
1999       4.44%
2000       5.75%
2001       3.42%

BEST QUARTER 4th quarter, 2000        1.51%
----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.48%
----------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.98%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                       PAST 1 YR.  PAST 5 YRS.  LIFE OF THE FUND
----------------------------------------------------------------------------------
MORGAN SHARES                          3.42        4.70         4.77
----------------------------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE MORGAN SHARES WERE LAUNCHED ON 5/6/96 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF MORGAN SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE MORGAN SHARES HAVE HIGHER EXPENSES THAN PREMIER SHARES. THE FUND COMMENCED OPERATIONS ON 4/20/94.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        0.10
SHAREHOLDER SERVICE FEES                                              0.35
OTHER EXPENSES(1)                                                     0.15
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.70
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.11)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.59
----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         213         379         860
-----------------------------------------------------------------------------

     JPMORGAN FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY OR GUARANTEED THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURN(1),(2)

1995       5.31%
1996       4.81%
1997       4.98%
1998       4.87%
1999       4.52%
2000       5.68%
2001       3.56%

BEST QUARTER 4th quarter, 2000         1.47%
----------------------------------------------
WORST QUARTER 4th quarter, 2001        0.47%
----------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.90%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)

                                                        LIFE OF
                              PAST 1 YR.  PAST 5 YRS.   THE FUND
------------------------------------------------------------------
MORGAN SHARES                 3.56        4.72          4.77
------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.10
SHAREHOLDER SERVICE FEES                                                0.35
OTHER EXPENSES(1)                                                       0.17
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.72
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                               (0.02)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.70
-------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   72         228         399         893
-----------------------------------------------------------------------------

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH- QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992      3.35%
1993      2.60%
1994      3.50%
1995      5.17%
1996      4.73%
1997      4.91%
1998      4.84%
1999      4.26%
2000      5.49%
2001      3.47%

BEST QUARTER 4th quarter, 2000          1.46%
-----------------------------------------------
WORST QUARTER 4th quarter, 2001         0.48%
-----------------------------------------------

THE FUND'S YEAR-TO DATE TOTAL RETURN AS OF 9/30/02 WAS 0.93%

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                     PAST 1 YR.   PAST 5 YRS.   PAST 10 YRS.
-------------------------------------------------------------------------------
MORGAN SHARES                        3.47         4.59          4.23
-------------------------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE MORGAN SHARES WERE LAUNCHED ON 5/3/96 IS BASED ON THE PERFORMANCE OF THE FUND'S PREDECESSOR, THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1)FEES                                         0.10
SHAREHOLDER SERVICE FEES                                              0.35
OTHER EXPENSES(1)                                                     0.14
------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.69
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.10)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.59
------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE M0RGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         211         374         849
--------------------------------------------------------------------------

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in U.S. dollar denominated securities.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1992         2.52%
1993         1.82%
1994         2.15%
1995         3.13%
1996         2.91%
1997         3.16%
1998         2.99%
1999         2.77%
2000         3.65%
2001         2.38%

BEST QUARTER 4th quarter, 2000          0.96%
-----------------------------------------------
WORST QUARTER 4th quarter, 2001         0.38%
-----------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.75%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1)

                              PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
-----------------------------------------------------------------------
MORGAN SHARES                 2.38        2.99          2.75
-----------------------------------------------------------------------

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

MANAGEMENT FEES                                           0.10
DISTRIBUTION (RULE 12b-1) FEES                            0.10
SHAREHOLDER SERVICE FEES                                  0.35
OTHER EXPENSES(1)                                         0.14
------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                           0.69
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                (0.10)
------------------------------------------------------------------
NET EXPENSES(2)                                           0.59
------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         211         374         849
---------------------------------------------------------------------------

     JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. Municipal obligations in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. The remaining 20% of Assets may be invested in securities paying interest subject to federal and California personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in U.S. dollar denominated securities. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting California and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in securities whose interest is subject to federal income taxes, the federal alternative minimum tax on individuals or California personal income taxes. Consult your tax professional for more information.

The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1993         2.21%
1994         2.52%
1995         3.38%
1996         2.95%
1997         3.09%
1998         2.87%
1999         2.62%
2000         3.19%
2001         2.04%

BEST QUARTER 2nd quarter, 1995        0.88%
-----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.32%
-----------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.75%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)

                                        PAST 1 YR.  PAST 5 YRS.  LIFE OF THE FUND
------------------------------------------------------------------------------------
MORGAN SHARES                           2.04        2.76         2.77
------------------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 3/5/92.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.10
SHAREHOLDER SERVICE FEES                                                0.35
OTHER EXPENSES(1)                                                       0.21
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.76
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.21)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.55
--------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.55% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    56         222         402         923
-------------------------------------------------------------------------------

     JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income taxes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. Municipal obligations in which the Fund can invest include those issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. The remaining 20% of Assets may be invested in securities paying interest which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in U.S. dollar denominated securities. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA). The dollar-weighted average maturity of the Fund will be 90 days or less, and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The Fund attempts to keep its net asset value constant, but there is no guarantee that it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax professional for more information.

The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1992      2.30%
1993      1.67%
1994      2.07%
1995      3.03%
1996      2.81%
1997      3.09%
1998      2.90%
1999      2.72%
2000      3.53%
2001      2.22%

BEST QUARTER 4th quarter, 2000     0.94%
---------------------------------------------
WORST QUARTER 4th quarter, 2001    0.36%
---------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.78%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ending December 31, 2001(1)

                                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------------
MORGAN SHARES                           2.22        2.89          2.63
--------------------------------------------------------------------------------

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)

MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        0.10
SHAREHOLDER SERVICE FEES                                              0.35
OTHER EXPENSES(1)                                                     0.14
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.69
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                             (0.10)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.59
-------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF ITS AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    60         211         374         849
-------------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.
JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

FUND                                                    %
--------------------------------------------------------------
PRIME MONEY MARKET FUND                               0.09
--------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     0.10
--------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       0.10
--------------------------------------------------------------
FEDERAL MONEY MARKET FUND                             0.10
--------------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       0.10
--------------------------------------------------------------
TAX FREE MONEY MARKET FUND                            0.10
--------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND                 0.10
--------------------------------------------------------------
NEW YORK TAX FREE MONEY MARKET FUND                   0.10
--------------------------------------------------------------

THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of the Morgan Shares of each Fund, and 0.25% of the average daily net assets of the Class B and Class C Shares of Prime Money Market Fund, held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of each Fund.

Each of JPMFAM (USA) and the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares of these Funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund also offers two additional classes of shares: Class B Shares and Class C Shares. You may have to pay a deferred sales charge when you sell Class B or Class C Shares of the Prime Money Market Fund, depending on how long you have held them.

Different charges are associated with the Class B and Class C Shares of the Prime Money Market Fund:

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

For more information about Class B and Class C Shares see "Distribution Arrangements."

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each of the Funds are accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Funds Service Center. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Funds are open for business.

Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND                               5:00 P.M.
-------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     5:00 P.M.
-------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       5:00 P.M.
-------------------------------------------------------------------
FEDERAL MONEY MARKET FUND                             2:00 P.M.
-------------------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       2:00 P.M.
-------------------------------------------------------------------
TAX FREE MONEY MARKET FUND                            NOON
-------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND                 NOON
-------------------------------------------------------------------
NEW YORK TAX FREE MONEY MARKET FUND                   NOON
-------------------------------------------------------------------

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN FUNDS SERVICE CENTER
1-800-348-4782

MINIMUM INVESTMENTS

TYPE OF                                INITIAL     ADDITIONAL
ACCOUNT                                INVESTMENT  INVESTMENTS
----------------------------------------------------------------
REGULAR ACCOUNT                        $ 2,500     $ 100
----------------------------------------------------------------
SYSTEMATIC INVESTMENT PLAN(1)          $ 1,000     $ 100
----------------------------------------------------------------
IRAS                                   $ 1,000     $ 100
----------------------------------------------------------------
SEP-IRAS                               $ 1,000     $ 100
----------------------------------------------------------------
EDUCATION IRAS                         $   500     $ 100
----------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.


Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.


You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
This is an easy way to make regular investments. The minimum investment in any one fund is $100. See Shareholder Services for details.

SELLING FUND SHARES
When you sell your shares, either directly or through your investment representative, you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before a Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for Prime Money Market Fund, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-  you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we will send the proceeds by electronic transfer or wire only to the bank account on our records.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. See Shareholder Services for details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES


You can exchange your Morgan Shares for Morgan Shares in certain other JPMorgan Funds without paying a sales charge. You may pay a sales charge if you exchange your Morgan Shares for other classes of shares. You can exchange Class B Shares and Class C Shares of the Prime Money Market Fund for shares of the same class of another JPMorgan Fund. If you exchange Class B Shares of the Prime Money Market Fund for Class B Shares of another JPMorgan Fund, or Class C Shares of the Prime Money Market for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You will need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than ten exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It is a free service. See Shareholder Services for details.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

DISTRIBUTION ARRANGEMENTS
CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years.

YEAR       DEFERRED SALES CHARGE
-------------------------------------
 1         5%
-------------------------------------
 2         4%
-------------------------------------
 3         3%
-------------------------------------
 4         3%
-------------------------------------
 5         2%
-------------------------------------
 6         1%
-------------------------------------
 7         NONE
-------------------------------------
 8         NONE
-------------------------------------

Class B Shares automatically convert into Morgan shares at the beginning of the ninth year after you bought them.

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. The charge is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. Class C Shares are not converted into any other class of shares so you pay a higher distribution fee for as long as you own your shares. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees which appear in the table called Annual Operating Expenses for the Prime Money Market Fund.

Your investment representative may be able to advise you about the best class of shares for you.

GENERAL

Class B and Class C Shares have higher expenses each year, so you should only buy Class B and Class C Shares in conjunction with a plan to invest in JPMorgan equity and income Funds.

With the exception of Prime Money Market Fund, all of the Funds have adopted Rule 12b-1 distribution plans under which they pay 0.10% of the average net assets attributed to their Morgan Shares in distribution fees. The Prime Money Market Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of 0.75% of the average daily net assets attributed to Class B and Class C Shares.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to the amount of actual expenses incurred. Because Rule 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $500, as a result of having sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to

Morgan Class Shares of the Funds and Class B and Class C Shares of the Prime Money Market Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(3) and 107(15) of the Federal Credit Union Act Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund, the California Tax Free Money Market Fund and the New York Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Money Market Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Similarly, for the California Tax Free Money Market Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

     SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. It is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligaitons of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND

                                                                                              CLASS B SHARES
                                                                             ----------------------------------------------
                                                                                YEAR      YEAR      YEAR      YEAR     YEAR
                                                                               ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                             8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
---------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                      0.01      0.04      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                  0.01      0.04      0.05      0.04     0.05
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    1.05%     4.43%     4.97%     4.07%    4.60%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                     $   13    $   18    $   11    $   36   $   29
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                               1.23%     1.24%     1.25%     1.25%    1.25%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                      1.10%     4.17%     4.87%     4.00%    4.49%
---------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits              1.26%     1.26%     1.27%     1.47%    1.50%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                         1.07%     4.15%     4.85%     3.78%    4.24%
---------------------------------------------------------------------------------------------------------------------------

                                       46

                                                           CLASS C SHARES                             MORGAN SHARES^
                                           -------------------------------------------    -------------------------------------
                                              YEAR      YEAR    YEAR     YEAR 5/14/98*        YEAR      YEAR      YEAR 10/1/98*
                                             ENDED     ENDED    ENDED   ENDED  THROUGH       ENDED     ENDED     ENDED  THROUGH
PER SHARE OPERATING PERFORMANCE:           8/31/02   8/31/01  8/31/00 8/31/99  8/31/98     8/31/02   8/31/01   8/31/00  8/31/99
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 1.00    $ 1.00   $ 1.00  $ 1.00   $ 1.00     $  1.00  $   1.00   $  1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                    0.01      0.04     0.05    0.04     0.01        0.02      0.05      0.06     0.04
     Less Dividends from Net Investment
      Income                                  0.01      0.04     0.05    0.04     0.01        0.02      0.05      0.06     0.04
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 1.00    $ 1.00   $ 1.00  $ 1.00   $ 1.00     $  1.00  $   1.00   $  1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  1.05%     4.43%    4.95%   3.85%    1.29%(a)    1.71%     5.10%     5.65%    4.26%(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)   $    1    $   --+  $   --+ $    1   $    1     $ 7,552  $ 10,367   $ 1,475   $  515
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                             1.23%     1.24%    1.26%   1.45%    1.50%       0.58%     0.59%     0.59%    0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                    1.16%     4.17%    4.86%   3.75%    4.21%       1.72%     4.82%     5.53%    4.61%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers,
      Reimbursements and Earnings Credits     1.26%     1.26%    1.26%   1.45%    1.50%       0.61%     0.61%     0.61%    0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without
       Waivers, Reimbursements and
       Earnings Credits                       1.13%     4.15%    4.86%   3.75%    4.21%       1.69%     4.80%     5.51%    4.48%
-------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  * Commencement of offering of class of shares.
(a) Not annualized
  # Short periods have been annualized.
  + Amount rounds to less than one million.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND^

                                                                                   YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                  ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                         0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                     0.02      0.05      0.05      0.04     0.05
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                  $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       1.65%     4.93%     5.48%     4.55%    5.14%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                       $ 3,375   $ 4,150   $ 3,398   $ 3,358  $ 3,033
------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                  0.59%     0.59%     0.59%     0.59%    0.59%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                         1.67%     4.80%     5.35%     4.46%    5.01%
------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                 0.68%     0.69%     0.69%     0.69%    0.70%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                            1.58%     4.70%     5.25%     4.36%    4.90%
------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

JPMORGAN TREASURY PLUS MONEY MARKET FUND^

                                                                                   YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                  ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                         0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                     0.02      0.05      0.05      0.04     0.05
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                  $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       1.59%     4.77%     5.29%     4.39%    5.05%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                       $ 1,103   $ 1,567   $ 1,367   $ 1,734  $ 1,316
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                  0.59%     0.59%     0.59%     0.59%    0.59%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                         1.57%     4.70%     5.14%     4.27%    4.92%
------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                 0.70%     0.72%     0.71%     0.69%    0.70%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                            1.46%     4.57%     5.02%     4.17%    4.81%
------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

JPMORGAN FEDERAL MONEY MARKET FUND^

                                                                                   YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                  ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                         0.01      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                     0.01      0.05      0.05      0.04     0.05
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       1.51%     4.84%     5.29%     4.46%    4.94%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                        $  452    $  658    $  576    $  550   $  359
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                  0.70%     0.70%     0.70%     0.70%    0.70%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                         1.53%     4.57%     5.17%     4.35%    4.88%
------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                 0.72%     0.74%     0.75%     0.78%    0.84%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                            1.51%     4.53%     5.12%     4.27%    4.74%
------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND^

                                                                                YEAR      YEAR      YEAR      YEAR     YEAR
                                                                               ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                             8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                      0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                  0.02      0.05      0.05      0.04     0.05
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    1.55%     4.75%     5.02%     4.31%    4.92%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                    $ 3,526   $ 4,027   $ 3,535   $ 3,312  $ 3,051
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                               0.59%     0.59%     0.59%     0.59%    0.59%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                      1.53%     4.59%     4.92%     4.15%    4.78%
---------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits              0.69%     0.71%     0.71%     0.71%    0.71%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Waivers, Reimbursements and Earnings Credits         1.43%     4.47%     4.80%     4.03%    4.66%
---------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

JPMORGAN TAX FREE MONEY MARKET FUND^

                                                                                    YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                   ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                 8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                          0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                      0.01      0.03      0.03      0.03     0.03
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        1.21%     3.13%     3.37%     2.73%    3.10%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                        $   903   $   907   $   895   $   754  $   733
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                   0.59%     0.59%     0.59%     0.59%    0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                          1.14%     3.09%     3.33%     2.68%    3.05%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                  0.69%     0.72%     0.75%     0.73%    0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits     1.04%     2.96%     3.17%     2.54%    2.92%
-------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly  Vista Shares.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND^

                                                                                    YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                   ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                 8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                          0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                      0.01      0.03      0.03      0.03     0.03
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        1.13%     2.70%     3.00%     2.66%    2.97%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                        $   163   $    83   $    78   $    68  $    50
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERATE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                   0.55%     0.55%     0.55%     0.55%    0.55%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                          1.05%     2.68%     3.03%     2.55%    2.89%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                  0.76%     0.83%     0.90%     0.94%    0.93%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits     0.84%     2.40%     2.68%     2.16%    2.51%
-------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND^

                                                                                    YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                   ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                 8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                          0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                      0.01      0.03      0.03      0.03     0.03
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        1.20%     2.98%     3.27%     2.66%    3.03%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net Assets, End of Period (millions)                                        $ 2,123   $ 2,439   $ 1,831   $ 1,505  $ 1,372
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

     Net Expenses                                                                   0.59%     0.59%     0.59%     0.59%    0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                          1.17%     2.88%     3.24%     2.61%    2.97%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                  0.69%     0.71%     0.70%     0.71%    0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits     1.07%     2.76%     3.13%     2.49%    2.84%
-------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly  Vista Shares.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

             The Funds' Investment Company Act File No. is 811-8358.

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002.


                                                                     PR-MMM-1202

PROSPECTUS DECEMBER 27, 2002

JPMORGAN MONEY MARKET FUNDS

INSTITUTIONAL CLASS SHARES


PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Prime Money Market Fund                                     1

U.S. Government Money Market Fund                           5

Treasury Plus Money Market Fund                             9

Federal Money Market Fund                                  13

100% U.S. Treasury Securities Money Market Fund            17

Tax Free Money Market Fund                                 21

The Funds' Management and Administration                   25

How Your Account Works                                     26

   Buying Fund Shares                                      26

   Selling Fund Shares                                     27

   Other Information Concerning the Funds                  28

   Distributions and Taxes                                 28

What the Terms Mean                                        30

Financial Highlights                                       31

How To Reach Us                                    Back cover

     JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing

- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994          4.21%
1995          5.84%
1996          5.40%
1997          5.58%
1998          5.53%
1999          5.17%
2000          6.38%
2001          4.12%

 BEST QUARTER 3rd quarter, 2000        1.64%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.62%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.33%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                                  LIFE OF THE
                                      PAST 1 YR.    PAST 5 YRS.   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           4.14          5.36          5.24
-----------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.32

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.12)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE INSTITUTIONAL CLASS SHARES WERE 0.19%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year,

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                 1 YR.     3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)    20        78          155         382
--------------------------------------------------------------------------

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- debt securities issued or guaranteed by the U.S. Treasury its agencies or instrumentalities of the U.S. government, and

- repurchase agreements using these securities as collateral.

- "Assets" means net assets, plus the amount of borrowings for investment purposes.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM
(USA).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rate not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992            3.40%
1993            2.71%
1994            4.12%
1995            5.83%
1996            5.33%
1997            5.46%
1998            5.38%
1999            4.97%
2000            6.25%
2001            3.97%

 BEST QUARTER 4th quarter, 2000        1.61%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.61%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.29%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                      PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           3.98          5.21          4.74
------------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.32

 FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                               (0.12)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         91          168         394
--------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995         5.62%
1996         5.14%
1997         5.35%
1998         5.29%
1999         4.79%
2000         6.11%
2001         3.77%

 BEST QUARTER 4th quarter, 2000        1.60%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.58%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.28%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for the periods ended December 31, 2001*,(1)

                                                                  LIFE OF THE
                                      PAST 1 YR.    PAST 5 YRS.   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           3.79          5.06          5.09
-----------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 4/20/94.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.14
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.34

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.14)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                 1 YR.     3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)    20        80          162         402
--------------------------------------------------------------------------

     JPMORGAN FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995          5.71%
1996          5.24%
1997          5.43%
1998          5.32%
1999          4.98%
2000          6.14%
2001          4.01%

 BEST QUARTER 3rd quarter, 2000

              4th quarter, 2000     1.58%
-----------------------------------------
 WORST QUARTER 4th quarter, 2001    0.59%
-----------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.28%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                                  LIFE OF THE
                                      PAST 1 YR.    PAST 5 YRS.   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           4.03          5.18          5.21
-----------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 4/20/94.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.32

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.12)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         78          155         382
--------------------------------------------------------------------------

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          3.35%
1993          2.60%
1994          3.50%
1995          5.17%
1996          4.94%
1997          5.24%
1998          5.23%
1999          4.62%
2000          5.85%
2001          3.82%

 BEST QUARTER 4th quarter, 2000     1.54%
-----------------------------------------
 WORST QUARTER 4th quarter, 2001    0.57%
-----------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.22%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES             3.83        4.95          4.43
------------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.13
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.33

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.13)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         93          172         405
--------------------------------------------------------------------------

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in U.S. dollar denominated securities.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          2.83%
1993          2.15%
1994          2.67%
1995          3.68%
1996          3.31%
1997          3.50%
1998          3.33%
1999          3.11%
2000          3.99%
2001          2.71%

 BEST QUARTER 4th quarter, 2000        1.04%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.48%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.04%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                     PAST 1 YR.     PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES          2.73           3.33          3.13
------------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.13
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.33

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.13)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         79          158         392
--------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

FUND                                                   %
----------------------------------------------------------
PRIME MONEY MARKET FUND                               0.09
----------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     0.10
----------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       0.10
----------------------------------------------------------
FEDERAL MONEY MARKET FUND                             0.10
----------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       0.10
----------------------------------------------------------
TAX FREE  MONEY MARKET FUND                           0.10
----------------------------------------------------------

THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of these Funds. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price each Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price.

Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND                               5:00 P.M.
---------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     5:00 P.M.
---------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       5:00 P.M.
---------------------------------------------------------------
FEDERAL MONEY MARKET FUND                             2:00 P.M.
---------------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       2:00 P.M.
---------------------------------------------------------------
TAX FREE MONEY MARKET FUND                            NOON
---------------------------------------------------------------

If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

If the JPMorgan Institutional Funds Service Center does not receive federal funds by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day of the order, the order may be cancelled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS
Investors must buy a minimum of $20,000,000 worth of Institutional Class Shares in a Fund to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.

Shareholders of the Funds prior to 1/1/02 will be subject to a minimum of $10,000,000.

Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.

Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may impose different minimum investments and earlier cut-off times.

SELLING FUND SHARES
When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before a Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for the Prime Money Market Fund, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records.

SELLING SHARES
You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below the minimum investment noted above as a result of selling shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income paid at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND

                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       2.02%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $ 21,881
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.19%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         2.06%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.32%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.93%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.96%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                                                                      $    447
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.89%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.32%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.77%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND

                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.90%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $    432
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.87%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.34%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.73%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement Of Offering Of Class Of Shares.

(a) Not annualized.

  # Short periods have been

JPMORGAN FEDERAL MONEY MARKET FUND

                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.93%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End Of Period (millions)                                                                      $  1,953
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.97%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.32%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.85%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.85%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $    267
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.67%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.33%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.54%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN TAX FREE MONEY MARKET FUND

                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.54%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $  3,891
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.46%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.33%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.33%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

                       This page intentionally left blank.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-766-7722.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room, and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

             The Funds' Investment Company Act File No. is 811-8358

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                     PR-MMI-1202

PROSPECTUS DECEMBER 27, 2002


JPMORGAN MONEY MARKET FUNDS
SELECT CLASS SHARES

PRIME MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                1

The Fund's Management and Administration               5

How Your Account Works                                 6

  Buying Fund Shares                                   6

  Selling Fund Shares                                  7

  Other Information Concerning the Fund                7

  Distributions and Taxes                              8

What the Terms Mean                                    9

Financial Highlights                                  10

How To Reach Us                               Back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994         4.10%
1995         5.66%
1996         5.20%
1997         5.37%
1998         5.32%
1999         4.97%
2000         6.18%
2001         3.92%


BEST QUARTER 3rd quarter, 2000     1.59%
-----------------------------------------
WORST QUARTER 4th quarter, 2001    0.56%
-----------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.15%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                               PAST 1 YR.   PAST 5 YRS.   LIFE OF THE FUND
----------------------------------------------------------------------------
SELECT CLASS SHARES            3.92         5.15          5.05
----------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE SELECT SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF THE PREMIER CLASS OF SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



MANAGEMENT FEES                                        0.10
DISTRIBUTION (RULE 12b-1) FEES                         NONE
SHAREHOLDER SERVICE FEES                               0.25
OTHER EXPENSES(1)                                      0.11
-----------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                        0.46
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)               (0.02)
-----------------------------------------------------------
NET EXPENSES(2)                                        0.44
-----------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.44% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES FOR THE SELECT CLASS SHARES WERE 0.42%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.


                               1 YR.    3 YRS.    5 YRS.    10 YRS.
---------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   45       143       253       575
---------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares of in the Fund. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time at each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business. Normally, the Fund's cut-off (in Eastern time) is 5:00 p.m.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:


JPMORGAN FUNDS SERVICE CENTER


1-800-348-4782

MINIMUM INVESTMENTS

First time investors must buy a minimum of $1,000,000 worth of Select Class Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center.

If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. This could take more than seven business days. Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. on the day you buy.

You can buy shares in two ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you wish to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may impose different minimum investments and earlier cut-off times.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER


Call 1-800-348-4782
Or
Complete the application form and mail along with it, a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you.

The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to sell your Select Class Shares. He or she will send all necessary documents to JPMorgan Funds Service Center. Your representative might charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum investment noted above as a result of having sold shares. We will give you 60 days notice before closing your account. This restriction does not apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.


Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                            9/10/01*
                                                                                             THROUGH
PER SHARE OPERATING PERFORMANCE:                                                             8/31/02
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                        $   1.00
----------------------------------------------------------------------------------------------------
Income from Investment Operations:

     Net Investment Income                                                                      0.02

     Less Dividends from Net Investment Income                                                  0.02
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                              $   1.00
----------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                                    1.78%(a)
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                   $  1,064
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------
     Net Expenses                                                                               0.42%
----------------------------------------------------------------------------------------------------
     Net Investment Income                                                                      1.83%
----------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                              0.46%
----------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                 1.79%
----------------------------------------------------------------------------------------------------



  * Commencement of offering of class of shares.
(a) Not annualized.
  # Short periods have been annualized.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

                       This page intentionally left blank.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

             The Fund's Investment Company Act File No. is 811-8358

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                    PR-PMMS-1202

[GRAPHIC]

PROSPECTUS DECEMBER 27, 2002

[SOUTHTRUSTFUNDS LOGO]
IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES


AVAILABLE TO INVESTORS OF
SOUTHTRUST FUNDS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

Prime Money Market Fund                                      1

The Fund's Management and Administration                     5

How Your Account Works                                       6

   Buying Fund Shares                                        6

   Selling Fund Shares                                       7

   Other Information Concerning the Fund                     7

   Distributions and Taxes                                   8

What the Terms Mean                                          9

Financial Highlights                                        10

How To Reach Us                              Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing

- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994         4.21%
1995         5.84%
1996         5.40%
1997         5.58%
1998         5.53%
1999         5.17%
2000         6.38%
2001         4.12%

----------------------------------------
BEST QUARTER 3rd quarter, 2000     1.64%
----------------------------------------
WORST QUARTER 4th quarter, 2001    0.62%
----------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.33%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                                   LIFE OF THE
                                   PAST 1 YEAR     PAST 5 YEARS    FUND
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES         4.14            5.36            5.24
------------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.10
OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.32
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                               (0.12)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE INSTITUTIONAL CLASS SHARES WERE 0.19%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year,

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)   20         78          155         382
--------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUND'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.

Normally, the cut-off (in Eastern time) is:

 PRIME MONEY MARKET FUND       5:00 P.M.

If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
 1-800-766-7722

MINIMUM INVESTMENTS

Investors must buy a minimum of $20,000,000 worth of Institutional Class Shares in a Fund to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.

Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES

When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum investment noted above as a result of selling shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND

                                                                                             9/10/01*
                                                                                              THROUGH
                                                                                              8/31/02
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                            $1.00
---------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                       0.02
     Less Dividends from Net Investment Income                                                   0.02
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                  $1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                     2.02%(a)
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
     Net Assets, end of period (millions)                                                     $21,881
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------
     Net Expenses                                                                               0.19%
---------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                      2.06%
---------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                              0.32%
---------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                 1.93%
---------------------------------------------------------------------------------------------------------

  *  Commencement of offering of class of shares.
(a)  Not annualized.
  #  Short periods have been annualized.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]

       Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.

                    Investment Company Act File No. 811-8358

                                                                     PR-STI-1202

[GRAPHIC]

PROSPECTUS DECEMBER 27, 2002

[SOUTHTRUST FUNDS LOGO]

IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND

PREMIER CLASS SHARES

AVAILABLE TO INVESTORS OF
SOUTHTRUST FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

Prime Money Market Fund                                                 1

The Fund's Management and Administration                                5

How Your Account Works                                                  6

   Buying Fund Shares                                                   6

   Selling Fund Shares                                                  7

   Other Information Concerning the Fund                                7

   Distributions and Taxes                                              8

What the Terms Mean                                                     9

Financial Highlights                                                   10

How To Reach Us                                         Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing

- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1994       4.10%
1995       5.66%
1996       5.20%
1997       5.37%
1998       5.32%
1999       4.97%
2000       6.18%
2001       3.92%

BEST QUARTER 3rd quarter, 2000          1.59%
-------------------------------------------------
WORST QUARTER 4th quarter, 2001         0.56%
-------------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.15%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)

                                 PAST 1 YR.  PAST 5 YRS.  LIFE OF THE FUND
-----------------------------------------------------------------------------
PREMIER SHARES                   3.92        5.15         5.05
-----------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 11/15/93.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.12
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.47
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.02)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
-------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.45% of their average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. For the period ended 8/31/02, net expenses for the Premier Shares 0.44%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         147         259         587
----------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Premier Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUND'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.

Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND   5:00 P.M.

If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS

First time investors must buy a minimum of $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.

Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES

When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-  you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below $100,000 because you have sold shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Premier Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND

                                                                                     YEAR      YEAR      YEAR      YEAR    YEAR
                                                                                    ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                  8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income                                                           0.02      0.05      0.06      0.05     0.05

     Less Dividends from Net Investment Income                                       0.02      0.05      0.06      0.05     0.05
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                         1.85%     5.25%     5.81%     4.90%    5.44%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $ 5,182   $ 2,153   $ 1,841   $ 1,094  $   590
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                    0.44%     0.45%     0.45%     0.45%    0.45%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                           1.80%     4.96%     5.67%     4.77%    5.29%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                   0.47%     0.49%     0.49%     0.49%    0.51%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits      1.77%     4.92%     5.63%     4.73%    5.23%
--------------------------------------------------------------------------------------------------------------------------------

                       This page intentionally left blank.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]

      Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.

                    Investment Company Act File No. 811-8358

                                                                     PR-STP-1202

[GRAPHIC]

PROSPECTUS DECEMBER 27, 2002

[SOUTHTRUST FUNDS LOGO]

IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND
RESERVE SHARES

AVAILABLE TO INVESTORS OF SOUTHTRUST FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

Prime Money Market Fund                                             1

The Fund's Management and Administration                            5

How Your Account Works                                              6

   Buying Fund Shares                                               6

   Selling Fund Shares                                              7

   Other Information Concerning the Fund                            7

   Distributions and Taxes                                          8

What the Terms Mean                                                 9

Financial Highlights                                               10

How To Reach Us                                     Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing

- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994          3.39%
1995          4.59%
1996          4.13%
1997          4.49%
1998          4.61%
1999          4.83%
2000          5.93%
2001          3.60%

BEST QUARTER 4th quarter, 2000        1.45%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.49%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.96%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                            PAST 1 YR.    PAST 5 YRS.    LIFE OF THE FUND
--------------------------------------------------------------------------
RESERVE SHARES              3.60          4.69           4.41
--------------------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE RESERVE SHARES WERE LAUNCHED ON 7/31/00 IS BASED ON THE PERFORMANCE OF THE MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF RESERVE SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE RESERVE SHARES HAVE HIGHER EXPENSES THAN MORGAN SHARES. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR RESERVE SHARES
The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

MANAGEMENT FEES                                                  0.10
DISTRIBUTION (RULE 12b-1) FEES                                   0.25
SHAREHOLDER SERVICE FEES                                         0.25
OTHER EXPENSES(1)                                                0.12
-----------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                  0.72
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                       (0.02)
-----------------------------------------------------------------------
NET EXPENSES(2)                                                  0.70
-----------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE RESERVE SHARES WERE 0.68%.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

                                 1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     72         226         397         891
----------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Reserve Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUND'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of 0.25% of the average daily net assets attributed to Reserve Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Reserve Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Reserve Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.

Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND      5:00 P.M.

If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS

The minimum amount for initial investments in the Reserve Shares is $10,000,000 and $25,000 for additional investments, although the minimum investment may be less for some investors.

Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES
When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you.

The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum because you have sold shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Reserve Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND

                                                                                     YEAR       YEAR    7/31/00*
                                                                                    ENDED      ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                  8/31/02    8/31/01     8/31/00
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                           0.02       0.05        0.01
     Less Dividends from Net Investment Income                                       0.02       0.05        0.01
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                         1.60%      4.88%       0.50%(a)
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $   393    $    10    $     --+
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                    0.68%      0.79%       0.79%
----------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                           1.41%      4.62%       5.33%
----------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                   0.72%      2.17%       1.45%
----------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits      1.37%      3.24%       4.67%
----------------------------------------------------------------------------------------------------------------

  *  Commencement of offering of class of shares.
(a)  Not annualized.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]

       Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.

                    Investment Company Act File No. 811-8358

                                                                     PR-STR-1202